SUBSEQUENT EVENTS (Details Narrative)																																		1 Months Ended					2 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 07, 2026 USD ($) $ / shares shares	Nov. 04, 2025 $ / shares shares	Sep. 25, 2025 USD ($)	Aug. 31, 2025 USD ($) shares	Aug. 30, 2025 shares	Aug. 21, 2025 USD ($)	Aug. 21, 2025 AUD ($)	Aug. 19, 2025 USD ($)	Aug. 18, 2025 USD ($) shares	Aug. 15, 2025 USD ($)	Aug. 14, 2025 USD ($) $ / shares shares	Jul. 31, 2025 USD ($)	Jul. 22, 2025 USD ($)	Jul. 18, 2025 USD ($)	Jun. 13, 2025 USD ($)	Jun. 02, 2025 USD ($)	May 07, 2025 USD ($)	Apr. 15, 2025 USD ($)	Mar. 11, 2025 USD ($)	Feb. 07, 2025 USD ($)	Jan. 31, 2025 USD ($)	Dec. 30, 2024	Sep. 20, 2024 USD ($)	Aug. 02, 2024 USD ($)	May 07, 2024	Apr. 12, 2024 USD ($)	Nov. 29, 2023 USD ($)	Oct. 12, 2023 USD ($)	Aug. 23, 2023 USD ($)	Aug. 15, 2023 USD ($)	Sep. 21, 2022 USD ($)	Aug. 12, 2022 USD ($)	Jul. 13, 2022 USD ($)	Apr. 30, 2026 USD ($) shares	Feb. 28, 2026 USD ($) $ / shares shares	Jan. 31, 2026 $ / shares shares	Aug. 31, 2025 USD ($)	Jul. 31, 2025 USD ($)	Sep. 30, 2025 USD ($) $ / shares shares	Oct. 12, 2024 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($) $ / shares shares	Apr. 28, 2026 $ / shares shares	Apr. 14, 2026 USD ($)	Oct. 31, 2025 $ / shares	Aug. 21, 2025 AUD ($)	Aug. 14, 2025 AUD ($)	Jul. 03, 2025 USD ($)	Jul. 03, 2025 AUD ($)	Mar. 05, 2025 $ / shares	Jan. 05, 2025 $ / shares	Nov. 30, 2024 USD ($)	Aug. 31, 2024 USD ($)	Aug. 31, 2024 AUD ($)	Jun. 10, 2024 USD ($)	May 31, 2024 USD ($)	May 24, 2024 USD ($)	May 04, 2024	Nov. 30, 2023 USD ($)	Mar. 20, 2020 $ / shares
Proceeds from exercise of warrants																																											$ 1,000,000
Debt instrument face amount																																											145,650	70,315	$ 54,850	$ 130,800											$ 57,639	$ 85,000		$ 71,629			$ 71,629
Debt instrument repayment term																Repayment of the note may occur as follows: (a) if the Company repays this note on or before July 7, 2025, then Company shall pay investor in cash the sum of one hundred percent (100%) of the sum of the outstanding principal amount of the note (the “Principal Amount”) at such time, all accrued interest unpaid at such time, and any other payment due; and (b) if the Company repays the note after July 7, 2025 and on or before August 7, 2025, then Company shall pay investor in cash the sum of one hundred twenty percent (120%) of the sum of the outstanding Principal Amount at such time, all accrued interest unpaid at such time, and any other payment due (the “Maximum Repayment Amount”) or (b) at such time as the Company and the investor may agree to effect repayment.	Repayment of the note may occur as follows: (a) if the Company repays this note on or before June 7, 2025, then Company shall pay investor in cash the sum of one hundred percent (100%) of the sum of the outstanding principal amount of the note (the “Principal Amount”) at such time, all accrued interest unpaid at such time, and any other payment due; and (b) if the Company repays the note after June 7, 2025 and on or before July 7, 2025, then Company shall pay investor in cash the sum of one hundred twenty percent (120%) of the sum of the outstanding Principal Amount at such time, all accrued interest unpaid at such time, and any other payment due (the “Maximum Repayment Amount”) or (b) at such time as the Company and the investor may agree to effect repayment. As of June 30, 2025, the promissory note was in default.
Gross proceeds from issuance of common stock																																	$ 24,711										3,314,458			23,057
Conversion price, per share | $ / shares																																																						$ 225	$ 225
Principal amount																																											30,000		30,000
Accrued interest																																											14,960		4,365	8,700
Debt remaining																																											2,343		0	3,832
Reclassified from premium liabilities to additional paid in capital																																											114,399		10,229
Related Party [Member]
Debt instrument interest rate percentage																																							12.00%			12.00%
Accrued interest																																													30,483	$ 15,158
Convertible Debt [Member]
Issuance of common stock for cash, shares | shares																																												353		297
Debt instrument face amount	$ 65,280																																						$ 298,797		$ 76,000	$ 298,797				$ 531,654
Number of shares issued | shares	15,792																																								5,107	7,799
Conversion price, per share | $ / shares	$ 13																																						$ 44		$ 44	$ 44		$ 300		$ 1,950
Accrued interest	$ 60,484																																						$ 37,053		$ 4,441	$ 37,053		$ 9,371		$ 28,829
Debt remaining																																							4,906		$ 937	4,906		$ 5,520		3,832
Loans Payable [Member]
Debt instrument face amount																														$ 132,000
Debt instrument maturity date																														Nov. 15, 2023
Debt instrument loan bears interest rate																									130.00%					130.00%
Debt instrument loan default interest rate																														10.00%
Debt instrument interest rate percentage																														10.00%
Accrued interest																																											$ 0		5,718	15,536
Repayment of principal amount								$ 434,905
Debt default long term debt amount								35,076
IPO [Member]
Number of shares issued | shares									40,000
Gross proceeds from issuance of common stock									$ 4,000,000
Net proceeds from issuance of common stock									$ 3,300,000
Minimum [Member]
Conversion price, per share | $ / shares																																																						175	175
Maximum [Member]
Debt instrument interest rate percentage																																																														8.00%
Conversion price, per share | $ / shares																																																						$ 325	$ 325
Investor [Member]
Debt instrument face amount														$ 82,500		$ 60,000	$ 90,000
Purchase amount														$ 75,000		$ 50,000	$ 75,000
Debt instrument maturity date														Sep. 15, 2025		Jul. 15, 2025	Jun. 15, 2025
Debt instrument loan bears interest rate														10.00%		10.00%	10.00%
Debt instrument repayment term														Repayment of the note may occur as follows: (a) if the Company repaid this note on or before August 18, 2025, then Company shall pay investor in cash the sum of one hundred percent (100%) of the sum of the outstanding principal amount of the note (the “Principal Amount”) at such time, all accrued interest unpaid at such time, and any other payment due; and (b) if the Company repaid the note after August 18, 2025 and on or before September 18, 2025, then Company shall pay investor in cash the sum of one hundred twenty percent (120%) of the sum of the outstanding Principal Amount at such time, all accrued interest unpaid at such time, and any other payment due (the “Maximum Repayment Amount”) or (b) at such time as the Company and the investor may agree to effect repayment.		Repayment of the note may occur as follows: (a) if the Company repaid this note on or before July 7, 2025, then Company shall pay investor in cash the sum of one hundred percent (100%) of the sum of the outstanding principal amount of the note (the “Principal Amount”) at such time, all accrued interest unpaid at such time, and any other payment due; and (b) if the Company repaid the note after July 7, 2025 and on or before August 7, 2025, then Company shall pay investor in cash the sum of one hundred twenty percent (120%) of the sum of the outstanding Principal Amount at such time, all accrued interest unpaid at such time, and any other payment due (the “Maximum Repayment Amount”) or (b) at such time as the Company and the investor may agree to effect repayment.	Repayment of the note may occur as follows: (a) if the Company repaid this note on or before June 7, 2025, then Company shall pay investor in cash the sum of one hundred percent (100%) of the sum of the outstanding principal amount of the note (the “Principal Amount”) at such time, all accrued interest unpaid at such time, and any other payment due; and (b) if the Company repaid the note after June 7, 2025 and on or before July 7, 2025, then Company shall pay investor in cash the sum of one hundred twenty percent (120%) of the sum of the outstanding Principal Amount at such time, all accrued interest unpaid at such time, and any other payment due (the “Maximum Repayment Amount”) or (b) at such time as the Company and the investor may agree to effect repayment. As of June 30, 2025, the promissory note was in default.
Director [Member]
Debt instrument face amount											$ 78,249																																								$ 120,000	$ 78,249	$ 120,000
Consulting Agreement [Member]
Issuance of common stock for cash, shares | shares																																								10
Number of shares issued | shares					20,000
Conversion price, per share | $ / shares																																				$ 13							$ 3.50						$ 43
Monthly fee for services			$ 2,500																																					$ 7,500
Payments for Other Fees										$ 300,000
GS Capital Partners, LLC [Member]
Accrued interest																																											$ 13,537		4,365	8,700
GS Capital Partners, LLC [Member] | Securities Purchase Agreement [Member]
Debt instrument face amount				$ 121,650														$ 55,000	$ 33,000	$ 43,000			$ 33,000	$ 33,000		$ 27,500		$ 61,000	$ 77,500		$ 71,500	$ 93,000					$ 121,650
Debt instrument maturity date																		Dec. 15, 2025	Nov. 11, 2025	Oct. 07, 2025			Mar. 20, 2025	Feb. 02, 2025		Oct. 12, 2024		Apr. 12, 2024	Feb. 23, 2024		Mar. 21, 2023	Apr. 12, 2023
Debt instrument interest rate percentage																		8.00%	8.00%	8.00%			8.00%	8.00%		8.00%		8.00%	8.00%		8.00%	8.00%
Debt instrument conversion rate																		60.00%								60.00%
Debt instrument discount rate																		40.00%
Accrued interest				5,164																																	5,164						6,811		$ 23,676	8,364
Debt remaining																																											$ 1,875			3,832
GS Capital Partners, LLC [Member] | Securities Purchase Agreement [Member] | Minimum [Member]
Principal amount																										$ 250
GS Capital Partners, LLC [Member] | Securities Purchase Agreement [Member] | Maximum [Member]
Principal amount																										$ 500
1800 Diagonal Lending LLC [Member]
Debt instrument face amount															$ 67,860																																									$ 49,200			$ 49,200		$ 49,200
Purchase amount															$ 58,000
Debt instrument maturity date															Apr. 15, 2026							Dec. 30, 2024
Debt instrument loan default interest rate															15.00%																												150.00%		150.00%														15.00%		15.00%
Debt instrument interest rate percentage																																																											22.00%		22.00%
Debt instrument conversion rate																																											65.00%		65.00%
Debt instrument discount rate																																													35.00%
Accrued interest																																											$ 0		$ 7,638	1,193										5,683
Repayment of principal amount				212,060								$ 212,060
1800 Diagonal Lending LLC [Member] | Loans Payable [Member]
Debt instrument face amount				67,860																																	67,860																			49,200
Accrued interest				10,179																																	10,179																			$ 5,683
1800 Diagonal Lending LLC [Member] | Securities Purchase Agreement [Member]
Debt instrument face amount				65,000								65,000	$ 112,350								$ 65,000																65,000	$ 65,000					0			$ 0
Purchase amount													$ 107,000								$ 56,000
Debt instrument maturity date													Apr. 30, 2026								Nov. 30, 2025
Debt instrument interest rate percentage																											8.00%
Debt issuance costs													$ 7,000
Debt instrument discount rate													25.00%
Principal amount													$ 1,000														$ 1,000
Accrued interest				9,750								9,750																									9,750	9,750
Debt default long term debt amount																																											$ 23,283
1800 Diagonal Lending LLC [Member] | Securities Purchase Agreement [Member] | Minimum [Member]
Debt instrument interest rate percentage													10.00%
1800 Diagonal Lending LLC [Member] | Securities Purchase Agreement [Member] | Maximum [Member]
Debt instrument interest rate percentage													10.00%
Series C Preferred Stock [Member]
Issuance of common stock for cash, shares | shares		100
Warrants to purchase common stock | shares		9,900
Warrant exercise price per share | $ / shares		$ 10,000
Number of shares issued | shares																																			50								50
Series C Warrants [Member] | Securities Purchase Agreement [Member]
Proceeds from exercise of warrants																																			$ 500,000								$ 500,000
Warrant exercise price per share | $ / shares																																			$ 10,000								$ 10,000
Series C Warrants [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Warrants to purchase common stock | shares																																			50								50
Warrant exercise price per share | $ / shares																																																																$ 300,000,000,000
Subsequent Event [Member] | Related Party [Member]
Accrued interest						$ 3,985																																												$ 6,205
Debt instrument, issuance date description						December 2024 to August 2025	December 2024 to August 2025
Repayments of loan						$ 144,618	$ 225,188
Subsequent Event [Member] | Promissory Notes One [Member]
Accrued interest				$ 31,809																																	$ 31,809
Repayment of principal amount										$ 21,218																												$ 212,060
Debt instrument, issuance date description										December 2024																											January 2025 to June 2025
Subsequent Event [Member] | Convertible Debt [Member]
Debt instrument face amount																																							$ 257,857			$ 257,857
Number of shares issued | shares																																							7,799
Conversion price, per share | $ / shares																																							$ 43.75			$ 43.75
Principal amount																																							$ 41,563
Accrued interest																																							36,430			$ 36,430
Debt remaining																																							4,906			$ 4,906
Reclassified from premium liabilities to additional paid in capital																																							$ 114,400
Subsequent Event [Member] | Loans Payable [Member]
Repayment of principal amount								352,405
Debt default long term debt amount								$ 34,320
Subsequent Event [Member] | IPO [Member]
Number of shares issued | shares									40,000
Gross proceeds from issuance of common stock									$ 4,000,000
Net proceeds from issuance of common stock									$ 3,340,000
Subsequent Event [Member] | Investor [Member]
Debt instrument face amount														$ 82,500
Purchase amount														$ 75,000
Debt instrument maturity date														Sep. 15, 2025
Debt instrument loan bears interest rate														10.00%
Debt instrument loan default interest rate														18.00%
Debt instrument repayment term														Repayment of the note may occur as follows: (a) if the Company repays this note on or before August 18, 2025, then Company shall pay investor in cash the sum of one hundred percent (100%) of the sum of the outstanding principal amount of the note (the “Principal Amount”) at such time, all accrued interest unpaid at such time, and any other payment due; and (b) if the Company repays the note after August 18, 2025 and on or before September 18, 2025, then Company shall pay investor in cash the sum of one hundred twenty percent (120%) of the sum of the outstanding Principal Amount at such time, all accrued interest unpaid at such time, and any other payment due (the “Maximum Repayment Amount”) or (b) at such time as the Company and the investor may agree to effect repayment. The Company fully repaid this note in August 2025.
Subsequent Event [Member] | Director [Member]
Debt instrument face amount											$ 71,450																																								$ 110,000	$ 71,450	$ 110,000
Subsequent Event [Member] | Consulting Agreement [Member]
Number of shares issued | shares				20,000
Monthly fee for services										$ 100,000
Payments for Other Fees										$ 300,000
Subsequent Event [Member] | GS Capital Partners, LLC [Member] | Securities Purchase Agreement [Member]
Debt instrument face amount																																																$ 55,000
Subsequent Event [Member] | 1800 Diagonal Lending LLC [Member]
Repayment of principal amount				$ 212,060								$ 212,060
Subsequent Event [Member] | 1800 Diagonal Lending LLC [Member] | Securities Purchase Agreement [Member]
Debt instrument face amount													$ 112,350
Purchase amount													$ 107,000
Debt instrument maturity date													Apr. 30, 2026
Debt instrument interest rate percentage													10.00%
Debt issuance costs													$ 7,000
Debt instrument conversion rate													75.00%
Debt instrument discount rate													25.00%
Subsequent Event [Member] | D. Boral Capital, LLC [Member] | Underwriting Agreement [Member]
Number of shares issued | shares											40,000
Number of shares issued, price per share | $ / shares											$ 100.00
Subsequent Event [Member] | D. Boral Capital, LLC [Member] | Underwriting Agreement [Member] | Over-Allotment Option [Member]
Number of shares issued | shares											6,000
Subsequent Event [Member] | Series C Preferred Stock [Member]
Preferred stock converted | shares																																		50
Number of shares issued | shares																																		50
Subsequent Event [Member] | Series C Warrants [Member]
Proceeds from exercise of warrants																																		$ 500,000
Warrants to purchase common stock | shares																																															50
Warrant exercise price per share | $ / shares																																															$ 10,000
Common Stock [Member]
Issuance of common stock for cash, shares | shares									40,000																											183,655					20,437	40,000	136,345			13
Gross proceeds from issuance of common stock									$ 4,000,000
Common Stock [Member] | Underwriting Agreement [Member]
Number of shares issued | shares											40,000
Number of shares issued, price per share | $ / shares											$ 100.00
Common Stock [Member] | Subsequent Event [Member]
Issuance of common stock for cash, shares | shares									40,000																									84,000
Stock issuable | shares																																		1,320,000
Gross proceeds from issuance of common stock									$ 4,000,000
Common Stock [Member] | Subsequent Event [Member] | Underwriting Agreement [Member]
Number of shares issued | shares											40,000
Number of shares issued, price per share | $ / shares											$ 100.00
Warrant [Member]
Number of shares issued, price per share | $ / shares																																													$ 178,500
Warrant [Member] | Subsequent Event [Member] | D. Boral Capital, LLC [Member] | Underwriting Agreement [Member]
Number of shares issued | shares											1,200
Number of shares issued, price per share | $ / shares											$ 100.00
Warrant [Member] | Subsequent Event [Member] | D. Boral Capital, LLC [Member] | Underwriting Agreement [Member] | Minimum [Member]
Warrants exercisable date											Feb. 15, 2026
Warrant [Member] | Subsequent Event [Member] | D. Boral Capital, LLC [Member] | Underwriting Agreement [Member] | Maximum [Member]
Warrants exercisable date											Aug. 15, 2030